UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

WESTERN ASSET

PREMIER BOND FUND (WEA)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide current income and capital appreciation.

Under normal market conditions, the Fund expects to invest substantially all (but at least 80%) of its total managed assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities, and at least 65% of its total managed assets in bonds that, at the time of purchase, are of investment grade quality. The Fund may invest up to 35% of its total managed assets in bonds of below investment grade quality (commonly referred to as “junk bonds”) at the time of purchase. The Fund may invest in securities or instruments other than bonds (including preferred stock) and may invest up to 10% of its total managed assets in instruments denominated in currencies other than the U.S. dollar. The Fund may invest in a variety of derivative instruments for investment or risk management purposes. The Fund expects that the average effective duration of its portfolio will range between 3.5 and seven years, although this target duration may change from time to time. Trust preferred interests and capital securities are considered bonds and not preferred stock for purposes of the foregoing guidelines.

II	Western Asset Premier Bond Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premier Bond Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

Western Asset Premier Bond Fund	III

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to a revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

IV	Western Asset Premier Bond Fund

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the during the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, gained 4.92% for the six months ended June 30, 2017. The high-yield market began the reporting period on a positive

Western Asset Premier Bond Fund	V

Investment commentary (cont’d)

note, as it rallied sharply over the first two months of the period. This was driven by robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied from April through June 2017.

Performance review

For the six months ended June 30, 2017, Western Asset Premier Bond Fund returned 7.20% based on its net asset value (“NAV”)vi and 11.51% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Corporate High Yield Indexvii and the Bloomberg Barclays U.S. Credit Indexviii, returned 4.93% and 3.68%, respectively, for the same period. The Lipper Corporate BBB-Rated Debt (Leveraged) Closed-End Funds Category Averageix returned 4.73% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.45 per share. As of June 30, 2017, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2017. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2017 (unaudited)
Price Per Share	6-Month Total Return**
$14.42 (NAV)	7.20	%†[1]
$13.98 (Market Price)	11.51	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “WEA” and its closing market price is available in

*	This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

[1]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

VI	Western Asset Premier Bond Fund

most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XWEAX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com. (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Premier Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed- income investment’s price. The Fund may invest in high-yield bonds (commonly referred to as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed-income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may invest in foreign securities, including emerging markets, which involve additional risks. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Premier Bond Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

Net asset value (“NAV”) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

vii

The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (“PIK”) bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures and 144A securities are also included.

viii	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 7 funds in the Fund’s Lipper category.

VIII	Western Asset Premier Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the Fund’s portfolio as of June 30, 2017 and December 31, 2016 and does not include derivatives such as forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — June 30, 2017

Total Spread Duration
WEA	— 5.73 years
Benchmark	— 3.79 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Corporate High Yield Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WEA	— Western Asset Premier Bond Fund

2	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2017

Total Effective Duration
WEA	— 5.66 years
Benchmark	— 3.78 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Corporate High Yield Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WEA	— Western Asset Premier Bond Fund

Western Asset Premier Bond Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 109.9%
Consumer Discretionary — 18.6%
Auto Components — 1.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,410,000		$1,420,575	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	550,000		557,563	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	680,000		719,950	(a)
Total Auto Components					2,698,088
Automobiles — 2.4%
Daimler Finance NA LLC, Notes	8.500%	1/18/31	1,000,000		1,504,712
General Motors Co., Senior Notes	4.875%	10/2/23	1,500,000		1,609,680
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		162,659
General Motors Co., Senior Notes	6.250%	10/2/43	750,000		835,880
Total Automobiles					4,112,931
Hotels, Restaurants & Leisure — 4.0%
Brinker International Inc., Senior Notes	5.000%	10/1/24	4,345,000		4,334,137	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	750,000		775,312	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	350,000		367,063	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	260,000	GBP	310,071	(c)(d)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	480,000		512,400	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	498,000		533,483	(a)
Total Hotels, Restaurants & Leisure					6,832,466
Household Durables — 0.1%
Century Communities Inc., Senior Notes	5.875%	7/15/25	240,000		239,400	(a)
Media — 9.4%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000		514,017
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	500,000		533,318
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,270,000		1,374,239
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000		499,246
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,130,000		2,565,468
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,368,951
DISH DBS Corp., Senior Notes	7.750%	7/1/26	650,000		771,875
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,020,000		2,199,275	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	720,000		923,006

See Notes to Financial Statements.

4	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	$2,172,151	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	1,200,000		1,158,354
Viacom Inc., Senior Notes	4.375%	3/15/43	820,000		731,574
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	820,000		861,000	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	520,000		532,350	(a)
Total Media					16,204,824
Specialty Retail — 1.1%
American Greetings Corp., Senior Notes	7.875%	2/15/25	730,000		792,962	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	640,000		622,400
PetSmart Inc., Senior Notes	8.875%	6/1/25	60,000		55,566	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	470,000		455,313	(a)
Total Specialty Retail					1,926,241
Total Consumer Discretionary					32,013,950
Consumer Staples — 4.8%
Beverages — 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	540,000		596,197
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	990,000		1,121,825
Total Beverages					1,718,022
Food & Staples Retailing — 1.9%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	371,263		405,701	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	395,789		444,109
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	399,854		451,688
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	394,180		468,853
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	393,849		487,376	(a)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000		1,095,515
Total Food & Staples Retailing					3,353,242
Food Products — 1.5%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	440,000		421,916
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	670,000		693,450	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	430,000		447,737	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,000,000		1,001,838	(a)
Total Food Products					2,564,941
Household Products — 0.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000		267,500
Tobacco — 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000		319,643
Total Consumer Staples					8,223,348

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 20.4%
Energy Equipment & Services — 0.4%
Ensco PLC, Senior Notes	4.700%	3/15/21	100,000	$97,750
Pride International Inc., Senior Notes	7.875%	8/15/40	400,000	339,000
Transocean Inc., Senior Notes	9.000%	7/15/23	190,000	198,075	(a)
Total Energy Equipment & Services				634,825
Oil, Gas & Consumable Fuels — 20.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	713,922
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	500,000	534,112
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	919,846
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	235,073
Berry Petroleum Co. Escrow	—	—	130,000	0	*(e)(f)(g)
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	410,000	421,175
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	609,903
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	550,000	638,000	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	230,000	235,750	(h)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	520,000	533,650	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	300,800
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	230,000	228,563	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	478,750
Continental Resources Inc., Senior Notes	3.800%	6/1/24	120,000	110,474
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	420,000
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	330,000	330,825	(a)
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	405,161
Devon Energy Corp., Senior Notes	3.250%	5/15/22	500,000	497,475
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	510,000	501,075
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	49,320
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	781,875
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,510,000	1,393,730
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	929,165
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	1,102,296
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,216,504
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	320,000	327,200	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	756,891	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	190,000	239,462
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,595,320
Magnum Hunter Resources Corp. Escrow	—	—	960,000	0	*(e)(f)(g)

See Notes to Financial Statements.

6	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MEG Energy Corp., Senior Notes	6.375%	1/30/23	480,000	$373,200	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	210,000	164,325	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	500,000	495,625	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	490,000	585,550	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,039,830
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	370,000	369,075
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	507,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	330,650
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	357,815
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	293,105
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	866,226
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,096,498	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	274,124	(c)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	396,375	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	490,626
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,970,729
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	380,000	305,900
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	90,000	87,750	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	460,000	475,525	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	490,000	509,600	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	1,000,000	1,042,500
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,288,619
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,000,000	1,042,500	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	480,000	479,400
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	184,500
Williams Cos. Inc., Debentures	7.500%	1/15/31	443,000	527,170
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	61,950
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	50,213
WPX Energy Inc., Senior Notes	7.500%	8/1/20	160,000	168,800
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	228,900
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	720,000	802,649	(a)
Total Oil, Gas & Consumable Fuels				34,373,046
Total Energy				35,007,871

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 25.4%
Banks — 15.7%
Banco Mercantil De Norte, Junior Subordinated Notes	6.875%	7/6/22	200,000	$206,588	(a)(d)(h)(i)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,201,299
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,700,000	1,753,973
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	764,647	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,750,000	3,150,469
Barclays PLC, Subordinated Notes	4.836%	5/9/28	290,000	296,811
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	510,000	568,013	(a)(d)(i)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,069,949	(a)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,806,990
CIT Group Inc., Senior Notes	5.000%	8/15/22	250,000	270,000
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	507,958
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	222,775
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	500,000	520,650
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,253,336
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	500,000	539,567
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,080,000	1,258,443	(a)(d)(i)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000	728,247	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	490,000	518,233	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	3,300,000	3,561,921	(d)(i)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	559,103
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	400,000	406,686
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000	1,042,978
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	450,000	491,625	(d)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	165,443
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,399,153
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000	165,211
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,132,915	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	548,463	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	300,000	342,050	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	500,000	524,351
Total Banks				26,977,847
Capital Markets — 4.3%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000	1,657,530
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000	1,032,278
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	877,323
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	500,000	497,939

See Notes to Financial Statements.

8	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000		$1,300,413
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,850,000		1,936,600	(a)
Total Capital Markets					7,302,083
Consumer Finance — 0.5%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000		321,480
FirstCash Inc., Senior Notes	5.375%	6/1/24	480,000		502,800	(a)
Total Consumer Finance					824,280
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	230,000		246,773
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921		832,548
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,688,173	(c)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	373,000		376,163
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	500,000		517,543
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000		85,845
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,200,000		1,357,753
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000		423,457	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	650,000		681,896	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,180,000		1,235,460	(a)
Total Diversified Financial Services					7,445,611
Insurance — 0.6%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000		275,550
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000		833,750
Total Insurance					1,109,300
Total Financials					43,659,121
Health Care — 4.4%
Biotechnology — 0.4%
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000		282,604
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	390,000		429,178
Total Biotechnology					711,782
Health Care Providers & Services — 2.9%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000		292,600
Centene Corp., Senior Notes	6.125%	2/15/24	220,000		238,410
Centene Corp., Senior Notes	4.750%	1/15/25	1,060,000		1,091,800
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	340,000		352,274
DaVita Inc., Senior Notes	5.750%	8/15/22	270,000		277,762

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
DaVita Inc., Senior Notes	5.125%	7/15/24	220,000	$223,713
DaVita Inc., Senior Notes	5.000%	5/1/25	830,000	834,150
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	1,000,000	1,031,250
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	302,680
Humana Inc., Senior Notes	3.950%	3/15/27	290,000	302,821
Total Health Care Providers & Services				4,947,460
Pharmaceuticals — 1.1%
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	191,000	206,988
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	630,000	613,462	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	980,000	833,000	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	290,000	305,588	(a)
Total Pharmaceuticals				1,959,038
Total Health Care				7,618,280
Industrials — 9.5%
Aerospace & Defense — 1.0%
Boeing Co., Notes	6.125%	2/15/33	600,000	786,407
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	370,000	374,625	(a)
Hexcel Corp., Senior Notes	3.950%	2/15/27	500,000	513,009
Total Aerospace & Defense				1,674,041
Airlines — 2.9%
Air 2 U.S., Notes	8.027%	10/1/19	377,625	393,910	(a)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	899,287	1,033,730
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	34,932	35,592
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	102,596	104,904
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	492,314	514,468
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	216,312	240,106
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	118,250	127,710
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	89,316	101,597
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	149,045	155,752
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	357,397	366,332
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,319,876	1,524,985
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	285,387	296,445
Total Airlines				4,895,531

See Notes to Financial Statements.

10	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — 0.3%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	230,000	$239,487	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	330,000	348,975	(a)
Total Building Products				588,462
Commercial Services & Supplies — 0.9%
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	500,000	486,250
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	440,000	454,300
West Corp., Senior Notes	5.375%	7/15/22	670,000	678,375	(a)
Total Commercial Services & Supplies				1,618,925
Construction & Engineering — 0.2%
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	350,000	349,563	(a)
Industrial Conglomerates — 0.4%
General Electric Co., Subordinated Notes	5.300%	2/11/21	623,000	689,313
Machinery — 1.3%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,150,000	1,181,625	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	290,000	305,044	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	700,000	738,500	(a)
Total Machinery				2,225,169
Professional Services — 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,084,370	(a)
Road & Rail — 0.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	790,000	786,050	(a)
Trading Companies & Distributors — 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	630,000	658,350
Transportation — 1.0%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,000,000	1,015,000	(a)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	750,000	770,827	(a)
Total Transportation				1,785,827
Total Industrials				16,355,601
Information Technology — 4.7%
Communications Equipment — 1.0%
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,690,041
IT Services — 0.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	110,000	55,688	(a)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	610,396
Total IT Services				666,084
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	490,000	490,944

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.8%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	520,000	$538,200	(a)
Microsoft Corp., Senior Notes	2.875%	2/6/24	800,000	813,726
Total Software				1,351,926
Technology Hardware, Storage & Peripherals — 2.2%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	550,000	577,500	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	320,000	351,922	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,300,000	1,371,699	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,220,000	1,230,178
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	260,000	260,156
Total Technology Hardware, Storage & Peripherals				3,791,455
Total Information Technology				7,990,450
Materials — 7.4%
Chemicals — 1.3%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	982,974	(c)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	238,050	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	550,000	583,000	(a)
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	410,000	415,125	(a)(h)
Total Chemicals				2,219,149
Construction Materials — 0.3%
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	420,000	445,200	(a)
Containers & Packaging — 0.0%
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	56,250
Metals & Mining — 5.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	327,000	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	617,400	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	450,000	459,563	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	215,775	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	200,000	205,960	(a)
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	430,000	484,287
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	800,000	866,629
Coeur Mining Inc., Senior Notes	5.875%	6/1/24	650,000	632,937	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	330,000	323,400	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	910,000	891,800	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	230,000	229,425
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	579,000	597,094
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	668,191
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	182,133
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	390,000	410,475	(a)

See Notes to Financial Statements.

12	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	470,000	$544,025	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	218,925
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,012,850
Vale SA, Senior Notes	5.625%	9/11/42	1,090,000	1,040,950
Total Metals & Mining				9,928,819
Total Materials				12,649,418
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.4%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	250,000	254,468
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	284,084
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	210,000	219,364
Total Real Estate				757,916
Telecommunication Services — 12.5%
Diversified Telecommunication Services — 8.6%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	470,000	495,850	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	1,000,000	1,001,500
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	547,225
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	400,000	141,000	*(a)(j)
Orange SA, Notes	9.000%	3/1/31	600,000	909,587
Qwest Corp., Senior Notes	6.750%	12/1/21	1,500,000	1,660,896
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,350,000	3,605,437	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,158,416
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,780,000	3,092,116
Windstream Services LLC, Senior Notes	7.750%	10/15/20	830,000	840,375
Windstream Services LLC, Senior Notes	6.375%	8/1/23	300,000	249,188
Total Diversified Telecommunication Services				14,701,590
Wireless Telecommunication Services — 3.9%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	200,000	232,500	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	672,586	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	240,000	289,500	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	467,909
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	37,875
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	543,280	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	286,650
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	359,800
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	875,900

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,290,000	$2,315,763	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	607,050	(a)
Total Wireless Telecommunication Services				6,688,813
Total Telecommunication Services				21,390,403
Utilities — 1.8%
Electric Utilities — 1.8%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,334,306
Pampa Energia SA, Senior Notes	7.500%	1/24/27	670,000	700,860	(a)
Total Electric Utilities				3,035,166
Gas Utilities — 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	20,000	27,117
Total Utilities				3,062,283
Total Corporate Bonds & Notes (Cost — $173,899,588)				188,728,641
Asset-Backed Securities — 7.2%
AAA Trust, 2005-1A 1A3B	1.632%	2/27/35	457,865	417,511	(a)(d)
ACE Securities Corp., 2005-WF1 M1	1.846%	5/25/35	118,712	118,953	(d)
Argent Securities Inc., 2003-W3 M1	2.341%	9/25/33	32,125	29,197	(d)
Bayview Financial Asset Trust, 2007-SR1A M1	2.016%	3/25/37	732,406	682,702	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M3	2.366%	3/25/37	277,809	247,403	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4	2.716%	3/25/37	75,766	68,093	(a)(d)
Bear Stearns Asset-Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	377,078	276,334
Conseco Financial Corp., 1993-1 B	8.450%	4/15/18	2,474	209
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	93,600	109,550	(d)
Countrywide Asset-Backed Certificates, 2004-3 3A3	1.976%	8/25/34	317,417	312,520	(d)
Countrywide Asset-Backed Certificates, 2007-13 2A1	2.116%	10/25/47	582,702	562,543	(d)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	2.216%	8/25/47	17,862	16,672	(a)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2004-CF2 2A1	1.686%	5/25/44	11,666	11,659	(a)(d)
EMC Mortgage Loan Trust, 2003-B A1	2.124%	11/25/41	14,053	13,566	(a)(d)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	177,679	74,526	(a)
Greenpoint Manufactured Housing, 1999-2 A2	4.659%	3/18/29	450,000	423,377	(d)
Greenpoint Manufactured Housing, 1999-3 2A2	4.890%	6/19/29	325,000	314,009	(d)(f)
Greenpoint Manufactured Housing, 2001-2 IA2	4.494%	2/20/32	250,000	238,331	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.391%	3/13/32	400,000	382,235	(d)
GSAA Home Equity Trust, 2004-8 A3A	1.956%	9/25/34	67,584	67,258	(d)
GSAA Home Equity Trust, 2006-19 A3A	1.456%	12/25/36	490,304	267,608	(d)

See Notes to Financial Statements.

14	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	923,150	$914,239
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	85,220	87,015
Indymac Manufactured Housing Contract, 1998-2 A2	6.170%	8/25/29	22,506	22,695
Morgan Stanley Capital Inc., 2003-NC9 M	2.341%	9/25/33	736,613	730,296	(d)
Morgan Stanley Capital Inc., 2003-SD1 A1	2.216%	3/25/33	11,001	10,859	(d)
Morgan Stanley Capital Inc., 2004-HE7 M1	2.116%	8/25/34	1,539,471	1,501,838	(d)
New Century Home Equity Loan Trust, 2004-3 M1	2.146%	11/25/34	1,480,740	1,418,057	(d)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	117,912	122,184	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.818%	10/15/37	1,392,369	1,235,295	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.775%	4/15/37	1,576,459	1,470,522	(d)
Park Place Securities Inc., 2004-WHQ2 M2	2.161%	2/25/35	79,045	79,297	(d)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	71,923	72,233
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	133,631	135,641	(a)
Total Asset-Backed Securities (Cost — $10,552,783)				12,434,427
Collateralized Mortgage Obligations — 2.8%
American Home Mortgage Investment Trust, 2007-A 4A	2.116%	7/25/46	541,897	263,072	(a)(d)
Banc of America Funding Corp., 2004-B 6A1	2.057%	12/20/34	221,826	161,102	(d)
Bear Stearns Alt-A Trust, 2004-03 A1	1.856%	4/25/34	203,582	197,535	(d)
Bear Stearns Asset-Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	215,102	2	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	1.562%	10/25/35	912,080	863,056	(a)(d)
Countrywide Home Loans, 2005-7 1A1	1.756%	3/25/35	546,885	509,459	(d)
HarborView Mortgage Loan Trust, 2004-10 4A	3.406%	1/19/35	139,152	137,181	(d)
Impac CMB Trust, 2005-2 2A2	2.016%	4/25/35	70,710	66,740	(d)
Impac CMB Trust, 2A-10	1.856%	3/25/35	181,926	166,822	(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.571%	6/15/36	228,130	661	(a)(d)
Merit Securities Corp., 11PA 3A1	1.842%	4/28/27	69,887	66,201	(a)(d)
Merit Securities Corp., 11PA B3	3.472%	9/28/32	625,760	557,787	(a)(d)
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	348,051	323,773	(d)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	1,820,698	91,921	(d)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	1.013%	7/25/34	3,527,363	150,418	(d)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.154%	7/25/34	129,262	178	(d)
Regal Trust IV, 1999-1 A	2.145%	9/29/31	12,482	11,700	(a)(d)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	7,528	6,459
Sequoia Mortgage Trust, 2003-2 A2	2.079%	6/20/33	17,369	17,273	(d)
Sequoia Mortgage Trust, 2004-10 A1A	1.832%	11/20/34	13,205	12,561	(d)
Sequoia Mortgage Trust, 2004-12 A1	1.752%	1/20/35	141,707	130,525	(d)
Structured Asset Securities Corp., 1998-RF2 A	5.533%	7/15/27	167,281	164,075	(a)(d)
Structured Asset Securities Corp., 2002-9 A2	1.816%	10/25/27	290,077	285,823	(d)

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp., 2003-9A 2A2	3.160%	3/25/33	99,136	$98,941	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR06 A	1.636%	5/25/44	268,003	259,438	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	1.606%	10/25/44	226,693	223,083	(d)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	10,379	11,364
Total Collateralized Mortgage Obligations (Cost — $3,907,537)				4,777,150
Convertible Bonds & Notes — 0.6%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	400,000	393,250
Information Technology — 0.3%
Communications Equipment — 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	120,000	117,450	(a)
Internet Software & Services — 0.1%
WebMD Health Corp., Bonds	2.625%	6/15/23	210,000	206,587
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	230,000	231,150	(a)
Total Information Technology				555,187
Total Convertible Bonds & Notes (Cost — $1,015,613)				948,437
Mortgage-Backed Securities — 0.1%
FNMA — 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost — $138,327)	6.500%	8/25/44	136,635	157,321
Senior Loans — 4.1%
Consumer Discretionary — 1.4%
Auto Components — 0.3%
American Axle & Manufacturing Inc., Term Loan B	3.470%	4/6/24	495,000	493,082	(k)(l)
Specialty Retail — 1.1%
PetSmart Inc., Term Loan B2	4.220%	3/11/22	1,478,550	1,376,784	(k)(l)
Sally Holdings LLC, Term Loan B1	—	6/22/24	470,000	472,937	(f)(m)
Sally Holdings LLC, Term Loan B2	—	6/22/24	110,000	110,413	(f)(m)
Total Specialty Retail				1,960,134
Total Consumer Discretionary				2,453,216
Energy — 0.1%
Energy Equipment & Services — 0.1%
Hercules Offshore LLC., (wind-down lender claim)	—	—	158,293	120,303	*(f)
Oil, Gas & Consumable Fuels — 0.0%
Blue Ridge Mountain Resources Inc., Exit Term Loan	8.000%	5/6/19	108,408	107,866	(f)(g)(k)(l)
Total Energy				228,169

See Notes to Financial Statements.

16	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Dell Inc., Term Loan A2	3.480%	9/7/21	1,000,000		$1,002,500	(k)(l)
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
CenturyLink Inc., 2017 Term Loan B	1.375%	1/31/25	1,780,000		1,762,835	(k)(l)(m)
Level 3 Financing Inc., 2017 Term Loan B	3.466%	2/22/24	500,000		501,771	(k)(l)
Unitymedia Hessen GmbH & Co. KG, Term Loan B	—	9/30/25	780,000		778,944	(m)
Total Telecommunication Services					3,043,550
Utilities — 0.2%
Electric Utilities — 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	426,700		306,514	* (j)(k)(l)
Total Senior Loans (Cost — $7,248,478)					7,033,949
Sovereign Bonds — 3.6%
Argentina — 1.0%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	500,000		562,500	(a)
Republic of Argentina, Senior Bonds	21.994%	3/11/19	5,930,000	ARS	352,588	(d)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	340,000		364,650
Republic of Argentina, Senior Bonds	7.500%	4/22/26	210,000		226,800
Republic of Argentina, Senior Bonds	7.125%	7/6/36	300,000		298,500
Total Argentina					1,805,038
Colombia — 0.8%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,250,000		1,300,625
Peru — 0.8%
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,250,000		1,365,625
Poland — 0.7%
Republic of Poland, Bonds	4.000%	10/25/23	4,040,000	PLN	1,161,037
Russia — 0.3%
Russian Federal Bond, Bonds	7.050%	1/19/28	34,870,000	RUB	563,330
Total Sovereign Bonds (Cost — $6,244,853)					6,195,655
U.S. Government & Agency Obligations — 3.1%
U.S. Government Obligations — 3.1%
U.S. Treasury Notes	1.625%	7/31/19	1,080,000		1,085,105
U.S. Treasury Notes	1.625%	6/30/20	750,000		751,435
U.S. Treasury Notes	1.125%	9/30/21	250,000		243,194
U.S. Treasury Notes	1.875%	3/31/22	1,000,000		1,000,703
U.S. Treasury Notes	2.125%	6/30/22	1,190,000		1,203,109
U.S. Treasury Notes	2.000%	11/30/22	970,000		972,198
Total U.S. Government & Agency Obligations (Cost — $5,224,812)					5,255,744

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

Security		Shares	Value
Common Stocks — 0.3%
Energy — 0.3%
Energy Equipment & Services — 0.0%
Hercules Offshore Inc. (Escrow)		16,942	$4,778	*(f)(g)
Oil, Gas & Consumable Fuels — 0.3%
Berry Petroleum Co.		5,092	49,647	*
Blue Ridge Mountain Resources Inc.		52,812	472,667	*
Sanchez Energy Corp.		2,612	18,754	*
Total Oil, Gas & Consumable Fuels			541,068
Total Energy			545,846
Industrials — 0.0%
Marine — 0.0%
Tricer HoldCo, S.C.A.		4,654	12,008	*(f)(g)
Total Common Stocks (Cost — $2,053,139)			557,854

	Rate
Convertible Preferred Stocks — 0.7%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	5,554	62,483	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	84	945	(b)(n)
Sanchez Energy Corp.	6.500%	12,700	348,996
Total Energy			412,424
Health Care — 0.5%
Pharmaceuticals — 0.5%
Allergan PLC	5.500%	918	796,897
Total Convertible Preferred Stocks (Cost — $1,335,359)			1,209,321
Preferred Stocks — 1.2%
Financials — 1.2%
Diversified Financial Services — 1.2%
Citigroup Capital XIII	7.542%	75,725	1,967,336	(d)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%	33,900	3	*(f)(g)(j)
Total Financials			1,967,339
Industrials — 0.0%
Marine — 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%	2,068,500	20,685	(f)(g)
Total Preferred Stocks (Cost — $2,152,147)			1,988,024
Total Investments ** — 133.6% (Cost — $213,772,636#)			229,286,523
Liabilities in Excess of Other Assets — (33.6)%			(57,605,802)
Total Net Assets — 100.0%			$171,680,721

See Notes to Financial Statements.

18	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Western Asset Premier Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Value is less than $1.

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Security is purchased on a when-issued basis.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	The coupon payment on these securities is currently in default as of June 30, 2017.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(n)	Restricted security (See Note 6).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
PLN	— Polish Zloty
PO	— Principal Only
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Premier Bond Fund

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,912,784	GBP	1,527,200	Barclays Bank PLC	7/20/17	$(77,273)

Abbreviations used in this table:
GBP	— British Pound
USD	— United States Dollar

See Notes to Financial Statements.

20	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $213,772,636)	$229,286,523
Foreign currency, at value (Cost — $113,121)	114,799
Cash	366,062
Interest and dividends receivable	2,857,050
Receivable for securities sold	476,070
Prepaid expenses	8,855
Other assets	7,743
Total Assets	233,117,102

Liabilities:
Loan payable (Note 5)	58,000,000
Payable for securities purchased	2,292,461
Distributions payable	863,093
Investment management fee payable	104,160
Unrealized depreciation on forward foreign currency contracts	77,273
Interest payable	47,918
Trustees’ fees payable	901
Accrued expenses	50,575
Total Liabilities	61,436,381
Total Net Assets	$171,680,721

Net Assets:
Common shares, no par value, unlimited number of shares authorized, 11,904,750 shares issued and outstanding	167,944,698
Undistributed net investment income	759,027
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(12,473,351)
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currencies	15,450,347
Total Net Assets	$171,680,721

Shares Outstanding	11,904,750

Net Asset Value	$14.42

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Interest	$6,052,323
Dividends	125,898
Total Investment Income	6,178,221

Expenses:
Investment management fee (Note 2)	618,225
Interest expense (Note 5)	466,194
Legal fees	63,105
Audit and tax fees	34,321
Shareholder reports	16,417
Transfer agent fees	15,691
Commitment fees (Note 5)	14,078
Excise tax (Note 1)	13,230
Trustees’ fees	9,122
Stock exchange listing fees	7,618
Fund accounting fees	7,007
Custody fees	3,016
Insurance	1,535
Miscellaneous expenses	5,937
Total Expenses	1,275,496
Net Investment Income	4,902,725

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions and investments in other assets	890,369
Futures contracts	20,512
Forward foreign currency contracts	39,282
Foreign currency transactions	(55,707)
Net Realized Gain	894,456
Change in Net Unrealized Appreciation (Depreciation) From:
Investments and investments in other assets	5,989,040
Forward foreign currency contracts	(172,541)
Foreign currencies	88,189
Change in Net Unrealized Appreciation (Depreciation)	5,904,688
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	6,799,144
Increase in Net Assets From Operations	$11,701,869

See Notes to Financial Statements.

22	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$4,902,725	$11,033,719
Net realized gain (loss)	894,456	(333,067)
Change in net unrealized appreciation (depreciation)	5,904,688	11,031,860
Increase in Net Assets From Operations	11,701,869	21,732,512

Distributions to Shareholders From (Note 1):
Net investment income	(5,297,377)	(12,228,139)
Decrease in Net Assets From Distributions to Shareholders	(5,297,377)	(12,228,139)

Fund Share Transactions:
Reinvestment of distributions (1,526 and 3,661 shares issued, respectively)	21,578	51,087
Increase in Net Assets From Fund Share Transactions	21,578	51,087
Increase in Net Assets	6,426,070	9,555,460

Net Assets:
Beginning of period	165,254,651	155,699,191
End of period*	$171,680,721	$165,254,651
*Includes undistributed net investment income of:	$759,027	$1,153,679

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	23

Statement of cash flows (unaudited)

For the Six Months Ended June 30, 2017

Increase (Decrease) in Cash:
Cash Provided (Used) by Operating Activities:
Net increase in net assets resulting from operations	$11,701,869
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(92,813,885)
Sales of portfolio securities	89,876,668
Net purchases, sales and maturities of short-term investments	500,301
Payment-in-kind	(8,457)
Net amortization of premium (accretion of discount)	(476,908)
Decrease in receivable for securities sold	4,041,588
Increase in interest and dividends receivable	(158,448)
Increase in prepaid expenses	(3,358)
Decrease in principal paydown receivable	1,397
Increase in payable for securities purchased	2,292,461
Increase in investment management fee payable	1,042
Increase in Trustees’ fees payable	47
Increase in interest payable	3,451
Decrease in accrued expenses	(33,963)
Net realized gain on investments	(890,369)
Change in net unrealized appreciation(depreciation) of investments and forward foreign currency transactions	(5,816,499)
Net Cash Provided by Operating Activities*	8,216,937

Cash Flows From Financing Activities:
Distributions paid on common stock	(4,412,706)
Decrease in due to custodian	(3,716,517)
Net Cash Used in Financing Activities	(8,129,223)
Net Increase in Cash	87,714
Cash at Beginning of Period	393,147
Cash at End of Period	$480,861

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$21,578

*	Included in operating expenses is cash of $471,300 paid for interest and commitment fees on borrowings.

See Notes to Financial Statements.

24	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
	2017[1,2]	2016[1]	2015[1]	2014[1]	2013[1]	2012[1]

Net asset value, beginning of period	$13.88	$13.08	$14.83	$14.81	$14.84	$13.05

Income (loss) from operations:
Net investment income	0.41	0.93	1.00	1.04	1.15	1.16
Net realized and unrealized gain (loss)	0.58	0.90	(1.67)	(0.12)	(0.03)	1.96
Distributions paid to Auction Rate Preferred Stockholders from net investment income	—	—	—	(0.00) [3]	(0.01)	(0.01)
Total income (loss) from operations	0.99	1.83	(0.67)	0.92	1.11	3.11

Less distributions from:
Net investment income	(0.45) [4]	(1.03)	(1.08)	(1.08)	(1.14)	(1.32)
Total distributions	(0.45)	(1.03)	(1.08)	(1.08)	(1.14)	(1.32)
Net increase from tender and repurchase of Auction Rate Preferred Shares	—	—	—	0.18	—	—

Net asset value, end of period	$14.42	$13.88	$13.08	$14.83	$14.81	$14.84

Market price, end of period	$13.98	$12.95	$12.16	$13.89	$14.53	$15.54
Total return, based on NAV[5,6]	7.20%[7]	14.47%	(4.78)%	7.53%[8]	7.71%	24.90%
Total return, based on Market Price[9]	11.51%	15.27%	(5.12)%	2.88%	0.97%	6.16%

Net assets, end of period (000s)	$171,681	$165,255	$155,699	$176,394	$176,192	$176,214

Ratios to average net assets:[10]
Gross expenses	1.52%[11]	1.44%	1.43%	1.47%	1.20%	1.19%
Net expenses	1.52 [11]	1.44	1.43	1.47	1.20	1.19
Net investment income	5.86 [11]	6.87	6.97	6.85	7.68	8.33

Portfolio turnover rate	40%	78%	36%	32%	36%	36%

Supplemental data:
Auction Rate Preferred Stock at Liquidation Value, End of Year (000s)	—	—	—	—	$72,000	$72,000
Asset Coverage Ratio for Auction Rate Preferred Stock[12]	—	—	—	—	345%	345%
Asset Coverage, per $25,000 Liquidation Value per Share of Auction Rate Preferred Stock[12]	—	—	—	—	$86,178 [13]	$86,186 [13]
Loan Outstanding, End of Period (000s)	$58,000	$58,000	$58,000	$53,000	—	—
Asset Coverage Ratio for Loan Outstanding[14]	396%	385%	368%	433%	—	—
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[14]	$3,960	$3,849	$3,684	$4,328 [13]	—	—
Weighted Average Loan (000s)	$58,000	$58,000	$57,230	$53,000 [15]	—	—
Weighted Average Interest Rate on Loan	1.62%	1.32%	1.05%	1.00%[15]	—	—

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	25

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[8]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 97% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 6.22%.

[9]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[10]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[11]	Annualized.

[12]	Represents value of net assets plus the auction rate preferred stock at the end of the period divided by the auction rate preferred stock outstanding at the end of the period.

[13]	Added to conform to current period presentation.

[14]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

[15]	Weighted average based on the number of days that the Fund had a loan outstanding.

See Notes to Financial Statements.

26	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Effective June 1, 2017, the Fund changed its security pricing methodology to now use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Western Asset Premier Bond Fund 2017 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Energy	—	$35,007,871	$0	*	$35,007,871
Other corporate bonds & notes	—	153,720,770	—		153,720,770
Asset-backed securities	—	12,120,418	314,009		12,434,427
Collateralized mortgage obligations	—	4,777,150	—		4,777,150
Convertible bonds & notes	—	948,437	—		948,437
Mortgage-backed securities	—	157,321	—		157,321
Senior loans:
Consumer discretionary	—	1,869,866	583,350		2,453,216
Energy	—	—	228,169		228,169
Other senior loans	—	4,352,564	—		4,352,564
Sovereign bonds	—	6,195,655	—		6,195,655
U.S. government & agency obligations	—	5,255,744	—		5,255,744
Common stocks:
Energy	$18,754	522,314	4,778		545,846
Industrials	—	—	12,008		12,008
Convertible preferred stocks:
Energy	—	412,424	—		412,424
Health Care	796,897	—	—		796,897
Preferred stocks:
Financials	1,967,336	—	3		1,967,339
Industrials	—	—	20,685		20,685
Total investments	$2,782,987	$225,340,534	$1,163,002		$229,286,523
Other assets	—	—	7,743		7,743
Total	$2,782,987	$225,340,534	$1,170,745		$229,294,266

Western Asset Premier Bond Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$77,273	—	$77,273

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment,

30	Western Asset Premier Bond Fund 2017 Semi-Annual Report

interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these

32	Western Asset Premier Bond Fund 2017 Semi-Annual Report

commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2017, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $77,273. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium

Western Asset Premier Bond Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $32,656 of Federal excise taxes attributable to calendar year 2016. The Fund anticipates being subject to an excise tax for calendar year 2017 of approximately $13,230.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

34	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays monthly a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are additional investment advisers to the Fund under portfolio management agreements between Western Asset and Western Singapore, and Western Asset and Western Japan.

Western Singapore and Western Japan provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments in Asia (excluding Japan) and Japan, respectively.

Under the terms of the administration services agreement between Western Asset and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), Western Asset pays LMPFA, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.

LMPFA, Western Asset, WAML, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

During periods in which the Fund utilizes financial leverage, the fees paid to the investment adviser will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

All officers and one Trustee of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$72,045,150	$20,768,735
Sales	60,879,539	28,997,129

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,082,988
Gross unrealized depreciation	(3,569,101)
Net unrealized appreciation	$15,513,887

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2017.

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$77,273

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$20,512	—	$20,512
Forward foreign currency contracts	—	$39,282	39,282
Total	$20,512	$39,282	$59,794

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(172,541)

36	Western Asset Premier Bond Fund 2017 Semi-Annual Report

During the six months ended June 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$7,357,813
Forward foreign currency contracts (to buy)†	735,104
Forward foreign currency contracts (to sell)	3,337,835

†	At June 30, 2017, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$77,273	—	$77,273

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Loan

The Fund has a revolving credit agreement with National Australia Bank Limited (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount of $72,000,000. The Credit Agreement terminated on June 10, 2017, but since that date has been automatically renewing and will continue to automatically renew daily for a six month term unless notice to the contrary is given to the Fund. The final scheduled maturity date for the Credit Agreement is December 13, 2021. The Fund pays a commitment fee at an annual rate of 0.20%, on the unutilized portion of the loan. The interest on the loan is calculated at a variable rate based on the prime rate, federal funds rate or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien granted to National Australia Bank Limited, to the extent of the borrowing outstanding and any additional expenses. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. For the six months ended June 30, 2017, the Fund incurred a commitment fee in the amount of $14,078. Interest expense related to this loan for the six months ended June 30, 2017 was $466,194. For the six months ended June 30, 2017, the Fund had an average daily loan balance outstanding of $58,000,000 and the weighted average interest rate was 1.62%. At June 30, 2017, the Fund had $58,000,000 of borrowings outstanding.

Western Asset Premier Bond Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

6. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 6/30/2017	Value per Share	Percent of Net Assets
Berry Petroleum Co.	84	2/17	$840	$945	$11.25	0.00%

7. Distributions subsequent to June 30, 2017

The following distributions have been declared by the Fund’s Board of Trustees and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
6/23/2017	7/3/2017	$0.0725
7/21/2017	8/1/2017	$0.0725
8/25/2017	9/1/2017	$0.0725
9/22/2017	10/2/2017	$0.0725

8. Stock repurchase program

On November 20, 2015, the Fund announced that the Fund’s Board of Trustees (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2017, the Fund did not repurchase any shares.

9. Capital loss carryforward

As of December 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(11,644,915)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $1,587,550, which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

38	Western Asset Premier Bond Fund 2017 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Fund’s annual meeting of shareholders was held on May 23, 2017. Of the 11,904,750 common shares outstanding, the following shares were voted in the meeting:

Election of Trustees:	For	Withheld
Robert Abeles, Jr.	10,147,801	308,874
Anita L. DeFrantz	10,122,226	334,449
Ronald L. Olson	10,090,932	365,743
Avedick B. Poladian	10,174,062	282,613
William E. B. Siart	10,155,906	300,769
Jaynie M. Studenmund	10,130,674	326,001
Jane Trust	10,196,201	260,474

Western Asset Premier Bond Fund	39

Dividend reinvestment plan (unaudited)

The Fund and Computershare Inc. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to participate in the Plan.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the NAV of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.

Additional information regarding the plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare. Registered shareholder may terminate participation in the Plan at any time by giving notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to terminate participation in the Plan.

40	Western Asset Premier Bond Fund

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year. Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Inc., 462 South 4th Street, Suite 1600, Louisville, KY 40202. Investor Relations Telephone number 1-888-888-0151.

Western Asset Premier Bond Fund	41

Western Asset

Premier Bond Fund

Trustees

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart

Chairman

Jaynie M. Studenmund

Jane Trust

Officers

Jane Trust

President and

Chief Executive Officer

Richard F. Sennett

Principal Financial Officer and Treasurer

Todd F. Kuehl

Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

Jenna Bailey

Identity Theft

Prevention Officer

Jeanne M. Kelly

Senior Vice President

Western Asset Premier Bond Fund

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd.

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

New York Stock

Exchange Symbol

WEA

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your non-public personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Premier Bond Fund

Western Asset Premier Bond Fund

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Premier Bond Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012842 8/17 SR17-3145

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 18, 2017